UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   23                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                            St. Louis, MO 63101 (314)
                                    552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
 |_| immediately upon filing pursuant to paragraph (b)
 |_| on (date) pursuant to paragraph (b)
 |_| 60 days after filing pursuant to paragraph (a)(1)
 |_| on (date) pursuant to paragraph (a)(1)
 |X| 75 days after filing pursuant to paragraph (a)(2)
 |_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
 |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

15


                       Becker Small Cap Value Equity Fund

                                   PROSPECTUS

                                __________, 2005


INVESTMENT OBJECTIVE:
Long-term capital appreciation




1211 SW Fifth Avenue, Suite 2185
Portland, OR  97204
(503) 223-1720
www.beckercap.com





























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                          PAGE

RISK/RETURN SUMMARY..........................................................3

FEES AND EXPENSES OF INVESTING IN THE FUND...................................7

HOW TO BUY SHARES............................................................7

HOW TO REDEEM SHARES........................................................10

DETERMINATION OF NET ASSET VALUE............................................11

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................12

MANAGEMENT OF THE FUND......................................................13

PRIVACY POLICY..............................................................15

FOR MORE INFORMATION................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the Becker Small Cap Value Equity Fund (the "Fund") is long-term capital appreciation.

PRINCIPAL STRATEGIES

     The Fund invests primarily in common and preferred stock of small-cap companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor, Becker Capital Management, Inc. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks to buy good companies that are attractively priced. The advisor typically invests in companies with sound fundamentals that are undervalued and trade at low price-to-earnings ("P/E") ratios, yet the advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

     The  advisor  intends  that the Fund will  invest  primarily  in common and preferred stocks of U.S. companies that are undervalued in the advisor's judgment. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes indicators of value can include strong cash flow, excellent market position, competitive advantage, favorable prospects for growth, quality management, and a low risk profile. The advisor also prefers significant management ownership, or recent management investment in a company since these factors are often indicative of management's belief that a company has strong potential value. These indicators of value may produce buying opportunities at attractive prices compared to historical or market P/E ratios, book value, return on equity, or price/free cash flow. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market. The Fund will generally select stocks of companies with a market capitalization that does not exceed $2.0 billion. Although the Fund primarily will invest in small-cap companies, outstanding large or medium-sized companies will not be excluded because of size if they present opportunities for value. The Fund may continue to hold the stocks of companies that were considered small-cap at the time of purchase but later increase in size to become mid or large-cap companies.

     Under normal circumstances, the Fund will invest at least 80% of its assets in small-cap equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 15% of its assets in American Depository Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may also hold cash, U.S. government securities, commercial paper, or other investment-grade debt securities. The Fund may invest up to 20% of its net assets in convertible stocks, preferred stocks, money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains.

However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor. The Fund's turnover rate for its first year of operations is expected to be no more than 50%.

     The Fund may sell a security when the advisor believes the company no longer represents a good value investment, there is a management change, the company's prospects have diminished, or when better investment opportunities are presented.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o VALUE RISK. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer.

     o SMALL-CAP RISK. Stocks of small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

     o FOREIGN RISK. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.

     o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

     o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

     The Fund may be suitable for:

     o    Long-term  investors seeking a fund with a value investment strategy

     o Investors who can tolerate the risks associated with common stock investments

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The Fund recently commenced operations and, as a result, has no prior performance history. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the advisor's small cap composite and by comparing its performance with a broad measure of market performance. The performance shown is the performance of all of the advisor's fully discretionary private accounts over $1 million managed using the same small-cap value strategy that the advisor will use to manage the Fund. The exclusion of accounts below this minimum amount would not make the composite performance shown materially misleading. Accounts included in the composite have substantially similar investment objectives, policies and strategies to those of the Fund. These returns are compared to indices that are broad measures of market performance. The returns are calculated by the advisor based on total return, including gains or losses plus income, after deducting all costs and management fees incurred by the accounts, and include reinvested dividends. The advisor has calculated this performance using a calculation other than the standard SEC calculation required for mutual funds. The private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, and, if applicable, such limitations, requirements, and restrictions might have adversely effected the performance results of the composite. Past performance of this composite is not necessarily indicative of the Fund's future results.

                        Year-by-Year Annual Total Return
                        of Advisor's Small Cap Composite
                 (for the years ended December 31, 1996 to 2003)

                                [CHART OMITTED]


                                 1996 -  36.53%
                                 1997 -  19.76%
                                 1998 - -16.72%
                                 1999 -  15.79%
                                 2000 -  11.49%
                                 2001 -  21.23%
                                 2002 - -24.10%
                                 2003 -  73.07%

   The composite return for the nine months ended September 30, 2004 was ___%.

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE YEARS ENDED DECEMBER 31, 2003

======================================== ============= ============= ============ ============
                                                                                     Since
                                                                                   Inception
                                            Past 1        Past 3       Past 5      (April 1,
                                             Year          Years         Years       1995)
----------------------------------------  ------------- ------------- ------------ ------------
Small Cap Composite                         73.1%         16.8%         15.5%        14.3%
---------------------------------------- ------------- ------------- ------------ ------------
---------------------------------------- ------------- ------------- ------------ ------------
Russell 20001                               47.3%          6.3%          7.1%        10.5%
---------------------------------------- ------------- ------------- ------------ ------------
---------------------------------------- ------------- ------------- ------------ ------------
Russell 2000 Value2                         46.0%         13.8%         12.3%        14.3%
---------------------------------------- ------------- ------------- ------------ ------------

     1    The  Russell  2000 is an  unmanaged  index  consisting  of the 1,001st
          through   the   3,000th   largest   US   companies   based  on  market
          capitalization.   The  performance  of  the  Index  does  not  reflect
          deductions for fees, expenses or taxes.

     2 The Russell 2000 Value consists of those companies in the Russell 2000 index with lower price-to-book values and lower forecasted growth. The performance of the Index does not reflect deductions for fees, expenses or taxes.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .........................NONE
Maximum Deferred Sales Charge (Load)......................................NONE
Redemption Fee1, 2.......................................................1.00%
Exchange Fee..............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees..........................................................1.20%
Distribution (12b-1) Fees.................................................NONE
Other Expenses3..........................................................2.74%
Total Annual Fund Operating Expenses (Before Waiver) ....................3.94%
Fee Waiver4..............................................................2.74%
Net Expenses.............................................................1.20%

     1 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 1.00% redemption fee on shares redeemed within 30 days after they are purchased. The Fund may waive this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.

     2 A wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee, currently $15, is subject to change.

     3    Based on estimated amounts for the initial fiscal year.

     4    The  advisor  contractually  has  agreed to waive its  management  fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% of the Fund's average daily net assets for its fiscal years ending December 31, 2005 and 2006.

Example:

Based on the costs above, this example helps you compare the expenses of the Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR                        3 YEARS

                      $126                          $988


                                HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     BY MAIL - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus); and

     o    a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. Mail: Becker Small Cap Value Equity Fund
           c/o Unified Fund Services, Inc.
           P.O. Box 6110
           Indianapolis, Indiana 46206-6110


Overnight: Becker Small Cap Value Equity Fund
           c/o Unified Fund Services, Inc.
           431 North Pennsylvania Street
           Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 1-800-_______ to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: Becker Small Cap Value Equity Fund
      Account Name ________________(write in shareholder name)
      For the Account # ___________(write in account number)
      D.D.A.# _______________


     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name
      -the name of your account(s)
      -your account number(s)
      -a check made payable to Becker Small Cap Value Equity Fund

Checks should be sent to the Becker Small Cap Value Equity Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature stamp guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Becker Small Cap Value Equity Fund
           c/o Unified Fund Services, Inc.
           P.O. Box 6110
           Indianapolis, Indiana 46206-6110



 Overnight: Becker Small Cap Value Equity Fund
            c/o Unified Fund Services, Inc.
            431 North Pennsylvania Street
            Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-551-3998 if you have questions. At the discretion of the Funds or Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 1-800-________. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at 1-800-________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

     MARKET TIMERS REDEMPTION FEE - The Fund is intended for long-term investors. Short-term market timers who engage in frequent trading into and out of the Fund can disrupt the Fund's investment strategy and generate additional transaction costs to Fund shareholders. To avoid hurting long-term shareholders who do not generate these costs, the Fund imposes a redemption fee of 1.00% on shares redeemed less than 30 days after they are purchased, which will be deducted from redemption proceeds. The Fund uses a "first-in, first-out" method to determine the holding period, so if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The fee is retained by the Fund for the benefit of the remaining shareholders. The Fund may waive the redemption fee for mandatory withdrawals from retirement accounts and for its systematic withdrawal plan. The Fund may also waive the redemption fee in other circumstances if the advisor determines it is in the best interests of the Fund to do so.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

     Securities which are traded on any exchange or on the Nasdaq over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, a security is valued at its last bid price except when, in the advisor's opinion, the last bid price does not accurately reflect the current value of the security. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Board of Trustees.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. However, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains as discussed below. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

TYPE OF TRANSACTION                                          TAX STATUS

Qualified dividend income                                    Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                    Ordinary income rate

                                      -12-

Net long-term capital gain distributions                     Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains taxed at generally maximum 15%
more than one year                                           on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate as ordinary income;
for one year or less                                         losses are subject to special rules

                                                             *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUND

     Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204, www.beckercap.com, serves as investment advisor to the Fund. Becker has been providing portfolio management services since 1976 when Patrick
E. Becker, Sr. founded P.E. Becker Inc., the predecessor firm to the advisor. The advisor utilizes a value-oriented investment style to provide equity and fixed income portfolio management to a select group of private wealth clients and institutional clients. As of June 30, 2004, Becker managed over $2.2 billion in assets. The advisor is 100% employee-owned. For its advisory services, the advisor is paid a fee at the annual rate of 1.20% of the Fund's average daily net assets. The advisor contractually has agreed to waive its fee and reimburse Fund expenses so that the Fund's total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% for its fiscal years ending December 31, 2005 and 2006.

     PORTFOLIO MANAGERS. The advisor's small-cap equity investment team including Thierry Wuilloud, Blake Howells and Patrick E. Becker will be responsible for making investment recommendations for the Fund. The advisor's portfolio managers, analysts, and traders have an average of more than 23 years industry experience, including more than 13 years with the advisor. The advisor has previously provided investment subadvisory services to two other mutual funds using a value-oriented investment strategy and currently serves as advisor to the Becker Value Equity Fund. Thierry Wuilloud serves as a Vice President and Portfolio Manager for the advisor and has 17 years experience as an investment professional. He will have primary responsibility for the day-to-day investment of the Fund's portfolio. Mr. Wuilloud joined the advisor in 1994 from Frank Russell Company, where he was a senior analyst in the consulting group. Prior to that time, Mr. Wuilloud was an associate in the investment banking group at Lehman Brothers. He received a master's degree in Economics from the University of Bern and an MBA from Carnegie Mellon University. Mr. Wuilloud obtained his Chartered Financial Analyst designation in 1997.

     Blake Howells serves as a Vice President for the advisor and has 20 years experience as an investment professional. Mr. Howells joined the advisor in 1998 from his position as a Vice President with U.S. Bancorp's national accounts division, where he analyzed and originated senior debt transactions. He received a bachelor's degree from the University of Oregon. Mr. Howells obtained his Chartered Financial Analyst designation in 2001.

     Patrick E. Becker serves as the advisor's Chief Investment Officer. Mr. Becker has ultimate decision-making authority over all investment recommendations by the advisor's small-cap equity team. Prior to founding Becker Capital Management, Inc., Mr. Becker was an account executive for approximately 10 years at Dean Witter and Company. Mr. Becker has over 35 years' experience as an investment professional and he guides the growth, development, and overall investment philosophy of the advisor. He received a bachelor's degree from the University of Portland.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports will contain management's discussion of market conditions and investment strategies that significantly affect the Fund's performance results as of the Fund's future semi-annual or annual periods.

     Call the Fund at 1-800-________ to request free copies of the SAI, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





















Investment Company Act #811-21237

19



                       BECKER SMALL CAP VALUE EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Becker Value Equity Fund dated ________, 2005. A free copy of the Prospectus can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) _______.


                                TABLE OF CONTENTS
                                                                          PAGE

DESCRIPTION OF THE TRUST AND FUND............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS........3

INVESTMENT LIMITATIONS.......................................................6

INVESTMENT ADVISOR...........................................................8

TRUSTEES AND OFFICERS........................................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................11

PROXY VOTING POLICY.........................................................13

DETERMINATION OF NET ASSET VALUE............................................14

REDEMPTION IN-KIND..........................................................15

INVESTMENT PERFORMANCE......................................................15

STATUS AND TAXATION OF THE FUND.............................................17

CUSTODIAN...................................................................18

FUND SERVICES...............................................................18

ACCOUNTANTS.................................................................19

DISTRIBUTOR.................................................................19

FINANCIAL STATEMENTS........................................................19

DESCRIPTION OF THE TRUST AND FUND

     Becker Small Cap Value Equity Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on _________, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on __________, 2005. The investment advisor to the Fund is Becker Capital Management, Inc. (the "Advisor").

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Certificate of
Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers would be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's initial annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Fund may make and some of the techniques it may use.

     A. EQUITY  SECURITIES.  Equity  securities  include common stock and common
        ------------------
stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

     Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange-traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange-traded shares as they become available.

     The Fund may invest in American Depositary Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     B. CONVERTIBLE  SECURITIES.  A convertible  security is a bond,  debenture,
        -----------------------
preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

     The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated-securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     If the rating of a security by S&P or Moody's drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     C. PREFERRED STOCK.  Preferred stock has a preference in liquidation  (and,
        ---------------
generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least BBB by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     D. REPURCHASE AGREEMENTS. A repurchase agreement is a short-term investment
        ---------------------
in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     E. RULE 144A  SECURITIES.  The Fund may invest in Rule 144A securities that
        ---------------------
the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund's illiquid securities policy, which prohibits the Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

     A.  FUNDAMENTAL.  The  investment  limitations  described  below  have been
         -----------
adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  SENIOR  SECURITIES.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL  ESTATE.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  COMMODITIES.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  LOANS.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. DIVERSIFICATION.  With respect to 75% of its total assets, the Fund will
        ---------------
not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     B.  NON-FUNDAMENTAL.  The  following  limitations  have been adopted by the
         ---------------
Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  PLEDGING.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. BORROWING. The Fund will not purchase any security while borrowings
         ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. SHORT SALES.  The Fund will not effect short sales of securities  except
        -----------
as described in the Prospectus or the Statement of Additional Information.

     5.  OPTIONS.  The Fund will not  purchase or sell puts,  calls,  options or
         ------
straddles except as described in the Prospectus or the Statement of Additional Information.

     6.  ILLIQUID  SECURITIES.  The Fund will not purchase  illiquid  securities
         --------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

     7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.


INVESTMENT ADVISOR

     The Fund's Advisor is Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204. Patrick E. Becker, Chairman and Chief Investment Officer of the Advisor, is the controlling shareholder of the Advisor. The Advisor is 100% employee-owned.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. The Advisor has contractually agreed through December 31, 2006 to waive its fee, and to the extent necessary reimburse the Fund, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, at 1.20% of its average daily net assets for its fiscal years ending December 31, 2005 and 2006.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on ___________, 2004. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor, including the Advisor's financial information, mutual fund questionnaire and the Advisor's Form ADV Part II, which included a description of the Advisor's business and personnel, information related to the Advisor's policies and practices regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the Advisor that there were no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. In considering the Agreement, the Trustees primarily evaluated: (1) the nature and quality of the services provided by the Advisor to an existing series of the Trust; (2) the Advisor's reputation and experience in providing value-oriented investment advice to an existing series of the Trust and to private clients since 1976 with over $2.2 billion in client assets under management; (3) a comparison of the Fund's advisory fee structure, operating expenses and expense ratio with those of other mutual funds in its peer group;
(4) the Advisor's written agreement to cap the Fund's expenses for its first two years of operations; (5) the Advisor has over 9 years experience in managing private client accounts with assets over $800 million using a small-cap value strategy that will be similar to the process used to manage the Fund; (6) the performance of the Advisor's small cap composite has continually exceeded its benchmarks' performance; and (7) the Advisor's previous experience in serving as investment advisor or subadviser to three other mutual funds.

     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

     The Advisor retains the right to use the name "Becker" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Becker" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.




----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Independent Trustee, December 2002 to                 Advisors Trust since July 2002 and AmeriPrime Funds, since
present                                               1995. Trustee of CCMI Funds since June 2003.
                                                      Trustee of Access Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Lead Independent Trustee,                             Trust since November 2002 and AmeriPrime Funds since
December 2002 to present                              December 2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Independent Trustee, December 2002 to present         automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------
* The address for each trustee is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Unified Series Trust. The Fund Complex consists of 31 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2003.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer,
                                                      Director and legal counsel
                                                      of The Webb Companies, a
                                                      national real estate
                                                      company, from 2001 to
Trustee, December 2002 to present                     present; Executive Vice President and Director of The Webb
                                                      Companies from 1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal
                                                      counsel for The Traxx Companies, an owner and operator of
                                                      convenience stores, from 1989 to present; Trustee of
                                                      AmeriPrime Advisors Trust and AmeriPrime Funds since July
                                                      2002.  Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President June 2004 to present and
                                                      Senior Vice President April 2003 to June 2004 of Unified
President, July 2004 to present                       Fund Services, Inc.; Senior Vice President and Chief
                                                      Information Officer of Unified Financial Services since 1997.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and Distributor; Director, Unified
2002 to present                                       Financial Services, Inc., from 1989 to March 2002.  CFO of
                                                      AmeriPrime Advisors Trust
                                                      since October 2002 and
                                                      AmeriPrime Funds since
                                                      October 2002. CFO of CCMI
                                                      Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President Fund Administration, Unified Fund Services,
                                                      Inc., December 2003 to present; Assistant Vice President,
Secretary, September 2004 to present                  US Bancorp Fund Services LLC, 2000
                                                      to December 2003, Trust Officer 1998 to 2000
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chairman - September  2004 to present, Unified Financial
                                                      Securities, Inc., Chief Compliance Officer - 2000
Chief Compliance Officer, September 2004 to present   to September 2004,  President and Chief Compliance Officer -
                                                      1997 through 2000; Director of Compliance, Unified Fund
                                                      Services, Inc., October 2003 to
                                                      September 2004.
----------------------------------------------------- ----------------------------------------------------------------
* The address for each of the trustees and officers is 431 N. Pennsylvania,
Indianapolis, IN 46204.

                                      -10-

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Unified Series Trust. The Fund Complex consists of 31 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2003.

---------------------------------------- -------------------------------------- ----------------------------------------------
                                                                                   Aggregate Dollar Range of Shares of All
Trustee                                       Dollar Range of Fund Shares              Funds Within the Fund Complex*
---------------------------------------- -------------------------------------- ----------------------------------------------
---------------------------------------- -------------------------------------- ----------------------------------------------
Gary E. Hippenstiel                                       $0                                         $0
---------------------------------------- -------------------------------------- ----------------------------------------------
---------------------------------------- -------------------------------------- ----------------------------------------------
Timothy L. Ashburn**                                      $0                                         $0
---------------------------------------- -------------------------------------- ----------------------------------------------
---------------------------------------- -------------------------------------- ----------------------------------------------
Ronald Tritschler                                         $0                                         $0
---------------------------------------- -------------------------------------- ----------------------------------------------
---------------------------------------- -------------------------------------- ----------------------------------------------
Stephen Little                                            $0                                         $0
---------------------------------------- -------------------------------------- ----------------------------------------------
---------------------------------------- -------------------------------------- ----------------------------------------------
Daniel Condon                                             $0                                         $0
---------------------------------------- -------------------------------------- ----------------------------------------------
* "Fund Complex" refers to AmeriPrime Advisors Trust, AmeriPrime Funds, and Unified Series Trust.  The Fund Complex currently consists of 31 series.
Trust.

**Effective as of October 13, 2004, Mr. Ashburn is no longer a trustee of the Trust.

     Effective June 30, 2004, set forth below are estimates of the annual compensation to be paid to the Trustees by each series of the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 31 series in the Fund Complex. Trustees' fees and expenses are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added to or removed from the Fund Complex.

==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
                                        Compensation         Retirement        Benefits Upon      from Trust and Fund
       Independent Trustees            from Each Fund     Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Gary E. Hippenstiel, Independent           $1,241                $0                  $0                 $36,000
Trustee and Chairman of the Audit
Committee
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Stephen A. Little, Lead                    $1,241                $0                  $0                 $36,000
Independent Trustee**
------------------------------------ ------------------- ------------------- ------------------- ----------------------
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Daniel Condon, Independent Trustee          $828                 $0                  $0                 $24,000
------------------------------------ ------------------- ------------------- ------------------- ----------------------

==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
   Non-Independent Trustees and         Compensation         Retirement        Benefits Upon      from Trust and Fund
             Officers                  from Each Fund     Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Ronald C. Tritschler, Trustee               $828                 $0                  $0                 $24,000
------------------------------------ ------------------- ------------------- ------------------- ----------------------
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Thomas G. Napurano, CFO and                  $0                  $0                  $0                   $0
Treasurer
------------------------------------ ------------------- ------------------- ------------------- ----------------------
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Anthony Ghoston, President and CEO           $0                  $0                  $0                   $0
==================================== =================== =================== =================== ======================
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Freddie L. Jacobs, Jr., CPA,                 $0                  $0                  $0                   $0
Secretary
==================================== =================== =================== =================== ======================
------------------------------------ ------------------- ------------------- ------------------- ----------------------
Lynn Wood, Chief Compliance Officer          $0                  $0                  $0                   $0
==================================== =================== =================== =================== ======================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified
Series Trust. The Fund Complex consists of 31 series.

** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Upon his assumption of the role of Lead Independent Trustee effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. For example, Advisor has oral and written soft dollar agreements with broker-dealers to provide research services such as Autex, a software program that is used by Advisor's trading department to research and determine which broker-dealers have been active in a particular issue or have posted indication of interest in purchasing or selling a security. Advisor also receives numerous research reports and news services, including Baseline Financial Services' research software and Bloomberg trading and research terminals, which are news, research and trading software products that allow Advisor's portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients' portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

     The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


PROXY VOTING POLICY

     The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor has adopted the ISS Proxy Voting Guidelines Summary. The ISS Guidelines provide that certain proxy issues should be reviewed on a case-by-case basis, including, but not limited to, director elections, corporate governance, executive and director compensation, shareholder rights and social and environmental issues, and outline the factors that the Advisor should consider in determining whether a proposal deserves support. For example, the ISS guidelines provide that Advisor should vote against management proposals that seek to limit shareholder rights or insulate management and directors from liability for violating their duty of care to shareholders. In uncontested director elections, the Guidelines direct the Advisor to consider factors, among others, such as the company's long-term performance compared to an index, and whether a majority of the directors would be independent from management. Under the Advisor's proxy voting policy, the Advisor's Investment Committee may vote proxies in a manner that does not conform to the ISS Guidelines, provided that the vote is reviewed and approved by the Advisor's Chief Executive Officer.

     The Trust's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (800) 551-3998 to request a copy from the Fund's Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn:
Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th, will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees.

     Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as

Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that any sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent, administrator, fund accountant and dividend disbursing agent. Certain Trustees and officers of the Trust are members of management of Unified and/or shareholders of the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

ACCOUNTANTS

     Cohen McCurdy, Ltd. ("Cohen"), 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the fiscal year ending December 31, 2005. Cohen performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Certain Trustees and officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The Fund recently commenced operations and, as a result, has no financial statements.

                            PART C. OTHER INFORMATION

Item 22. Exhibits

(1)  (a) Financial Statements included in Part A: None

     (b)  Financial Statements included in Part B: None

(2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

     (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

     (c)  Instruments Defining Rights of Security Holders - None.

     (d)  Investment Advisory Contracts.

          1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          2. Copy of Registrant's Management Agreement with Auxier Asset Management with regard to the Auxier Focus Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          3. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          4. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved
               December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          5. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          6. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          8. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          9. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          10. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

          11. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          12. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          13. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          14. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          15. Copy of Registrant's Management Agreement with IMS Capital Management, Inc.with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          16. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          17. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          18. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          19. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved __________, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

          20. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved ________, 2004 - Filed herewith.

     (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (5) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated ________, 2004 - To be Filed.

     (f)  Bonus or Profit Sharing Contracts - None.

     (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     (i)  Legal  Opinion and  Consent - Opinion of  Thompson  Coburn LLP - To Be
          Filed.

     (j)  Other Opinions - None

     (k)  Omitted Financial Statements - None.

     (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          (3) Copy of Distribution Coordination Agreement for each of the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

     (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

     (o)  Reserved.

     (p)  (1) Amended Code of Ethics - Filed herewith.

          (2) Code of Ethics for Senior Executive Officers - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

     (q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (4) Proxy Voting Policy adopted by Auxier Asset Management LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (5) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (6) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

          (7) Proxy Voting Policy and Procedures adopted by GLOBALT, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

          (8) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

          (9) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

          (10) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

          (11) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          (12) Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          (13) Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

          None.

Item 24. Indemnification
         ---------------

     Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

          Indemnification of Trustees,  Officers,  etc. Subject to and except as
          --------------------------------------------
          otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers
         ---------------------------------------------------------

          1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

          2. Auxier Asset Management ("Auxier") serves as the investment adviser for the Auxier Focus Fund, a series of the Trust. Mr. James J. Auxier serves as President and Chief Executive Officer of Auxier and Ms. Shauna C. Tweedy as Chief Financial Officer. Further information about Auxier and its officers can be obtained from the Form ADV Part I filed via IARD.

          3. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

          4. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David
               M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

          5. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

          6. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

          7. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV
               Part I filed via the IARD.

          8. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

          9. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

          10. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.

          11. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV
               Part I filed via the IARD.

          12. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I filed via the IARD.

          13. Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I filed via the IARD.

Item 26. Principal Underwriters
         ----------------------

          Unified Financial Securities,  Inc. Unified Financial Securities, Inc.
          ----------------------------------
          serves as the principal underwriter for the Trust

          (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Julius Baer Investment Funds, Lindbergh Funds, Milestone Funds, Runkel Funds, Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

          (b)  The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust

                  Thomas G. Napurano               CFO and Exec. Vice President      CFO and Treasurer

                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary

                  Lynn Wood                        Director                          Chief Compliance Officer

                  Mark C. Lewis                    Vice President                    None

                  Karyn E. Cunningham              Controller                        None


          (c)  Not applicable.


Item 27. Location of Accounts and Records
         --------------------------------

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Auxier Asset Management
                  8050 SW Warm Springs St., Suite 130
                  Tualatin, OR 97062

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266

                  Chinook Capital Management
                  4380 SW Macadam Ave
                  Suite 250
                  Portland, OR 97239

                  Marco Investment Management, LLC
                  300 Atlanta Financial Center
                  3343 Peachtree Road, NE
                  Atlanta, GA 30326

                  Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services
         -------------------

          None.

Item 29. Undertakings
         ------------

          Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

          Registrant  hereby   undertakes  to  carry  out  all   indemnification
          provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

          Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on October 19, 2004. UNIFIED SERIES TRUST


                                  /s/ Freddie Jacobs, Jr.
                                  ----------------------------------
                                  Freddie Jacobs, Jr., Secretary

Attest:

   /s/   Thomas G. Napurano
----------------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                        Date

/s/      Freddie Jacobs, Jr. *                     Trustee               October 20, 2004
------------------------------------
 Daniel Condon

/s/      Freddie Jacobs, Jr. *                     Trustee               October 20, 2004
------------------------------------
 Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr. *                     Trustee               October 20, 2004
-------------------------------------
 Stephen Little

/s/      Freddie Jacobs, Jr. *                     Trustee               October 20, 2004
------------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number        Description

EX.99.d               Management Agreement with Becker Capital Management, Inc.
                      regarding the Becker Small Cap Value Equity Fund

EX.99.e Distribution Agreement with Becker Capital Management, Inc. regarding the Becker Small Cap Value Equity Fund

EX.99.i               Legal Opinion and Consent of Thompson Coburn LLP

EX.99.p               Amended Code of Ethics